General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses as of December 31, 2022, 2021 and 2020 consisted of following:

	2022	2021	2020
Employee compensation and benefits	$312,479	323,325	$200,040
Travel and communication expenses	34,267	33,068	38,629
Rent and utilities	58,466	70,178	35,094
Consulting fees	310,039	53,169	157,234
Insurance	13,165	16,699	-
Depreciation and amortization expenses	60,698	55,042	44,443
Sales tax	80,595	82,052	46,569
Entertainment	17,193	5,193	14,703
Office and miscellaneous	42,598	51,893	7,917
Total	$929,500	690,619	$544,629